Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 35,948	₩ 30,084	₩ 14,948
Fees and commissions	215,613	230,412	249,210
Lease expenses	1,125	920	1,496
Salaries	35,532	32,340	26,935
Expenses related to defined contribution plans	2,067	1,968	1,812
Employee benefits	3,390	3,329	3,026
Depreciation	4,570	3,783	2,748
Amortization	1,748	1,137	905
Other expenses	3,361	2,944	3,214
Total	75,631	62,400	36,873
Selling, general and administrative expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	35,948	30,084	14,948
Fees and commissions	13,959	13,928	7,262
Lease expenses	530	460	665
Salaries	15,491	11,761	8,643
Expenses related to defined contribution plans	729	585	455
Employee benefits	1,598	1,419	1,253
Depreciation	2,166	1,424	761
Amortization	930	597	745
Other expenses	4,280	2,142	2,141
Total	₩ 75,631	₩ 62,400	₩ 36,873